Property, plant and equipment, Time Chartered-in Days and Average Time Charter Rates for Vessels (Details) $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) $ / day
Time chartered-in days and average time charter rates for Vessels [Abstract]
Carrying value of purchase option | $	$ 191
Bottom of Range [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Prior notice period term for exercise of options	3 months
Top of Range [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Prior notice period term for exercise of options	4 months
LR1 Vessels [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Vessel time chartered period	730 days	[1]
Average daily time charter rate	19,597
LR1 Vessels [Member] | Average purchase option price of vessels in place till 2027 [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Vessel time chartered period	425 days	[1]
Average daily time charter rate	19,800
LR1 Vessels [Member] | Average purchase option price of vessels in place till 2028 [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Average daily time charter rate	0
LR1 Vessels [Member] | Average purchase option price of vessels in place till 2029 [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Average daily time charter rate	0
LR1 Vessels [Member] | Average purchase option price of vessels in place till 2030 [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Average daily time charter rate	0
MR Vessels [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Vessel time chartered period	7 years	[1]
Average daily time charter rate	17,374
MR Vessels [Member] | Average purchase option price of vessels in place till 2027 [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Vessel time chartered period	3 years 8 months 19 days	[1]
Average daily time charter rate	17,557
MR Vessels [Member] | Average purchase option price of vessels in place till 2028 [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Vessel time chartered period	366 days	[1]
Average daily time charter rate	19,850
MR Vessels [Member] | Average purchase option price of vessels in place till 2029 [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Vessel time chartered period	365 days	[1]
Average daily time charter rate	19,850
MR Vessels [Member] | Average purchase option price of vessels in place till 2030 [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Vessel time chartered period	286 days	[1]
Average daily time charter rate	19,850

[1]	Based on firm charter period and does not include optional periods exercisable by Hafnia.